Annual


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                                                               DECEMBER 31, 2001





                                                                          Report


MUTUAL BEACON FUND


[logo omitted]
Franklin Templeton Investments

               THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR
             INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL
               SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE
        PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR
                                             INVESTMENT NEEDS IN THE YEARS AHEAD




[photo omitted]


DAVID J. WINTERS, CFA
CO-PORTFOLIO MANAGER
MUTUAL BEACON FUND
PRESIDENT AND CHIEF INVESTMENT OFFICER
FRANKLIN MUTUAL ADVISERS, LLC

[photo omitted]


MATTHEW HAYNES, CFA
CO-PORTFOLIO MANAGER
MUTUAL BEACON FUND





PETER A. LANGERMAN
CHIEF EXECUTIVE OFFICER
FRANKLIN MUTUAL ADVISERS, LLC


[graphic omitted]
FRANKLINTEMPLETON.COM
--------------------------------------------------------------------------------
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

SHAREHOLDER LETTER




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YOUR FUND'S GOAL: MUTUAL BEACON FUND SEEKS CAPITAL APPRECIATION, WITH INCOME AS
A SECONDARY OBJECTIVE, BY INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS, BONDS AND CONVERTIBLE SECURITIES. THE FUND MAY ALSO INVEST IN FOREIGN SECURITIES.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Mutual Beacon Fund's annual report for the period ended December 31, 2001. In a difficult investment environment, Mutual Beacon Fund - Class Z posted a 6.11% one-year cumulative total return, as shown in the Performance Summary beginning on page 8. The Fund's performance compared favorably with that of its benchmark, the Standard and Poor's 500 Composite Index (S&P 500(R)), which returned -11.88% for the same time.1 The Lipper Multi-Cap Value Funds Average, composed of 481 funds on December 31, 2001, had a -1.76% return for the 12-month period.2 Given your Fund's long-term perspective, we are also gratified the Fund produced excellent



1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.
2. Source: Lipper Inc. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results.

The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.


CONTENTS

Shareholder Letter ..............................     1

Performance Summary .............................     8

Financial Highlights &
Statement of Investments ........................    12

Financial Statements ............................    26

Notes to
Financial Statements ............................    30

Independent
Auditors' Report ................................    38

Tax Designation .................................    39

Directors and Officers ..........................    40


[Fund category graphic omitted]
  Growth & Income

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/01
[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

U.S.                                      49.3%
U.K.                                       6.9%
Canada                                     2.7%
Spain                                      1.8%
France                                     1.8%
Netherlands                                1.5%
Switzerland                                1.5%
Japan                                      1.4%
Irish Republic                             1.1%
Other Countries                            3.0%
Fixed Income Securities                    7.5%
Government Agencies & Other Net Assets    21.5%


results over the past three years when many individual securities suffered more severely than broad indexes revealed.

During the year under review, the world's three largest economies experienced quarterly contractions simultaneously for the first time in nearly 30 years. The U.S. economy fell into recession, Germany's economic activity slowed sharply and Japan remained mired in its worst economic slump in 20 years. The Federal Reserve Board (the Fed) cut interest rates an unprecedented 11 times in 2001, bringing the federal funds target rate to a 40-year low of 1.75%. So far, the Fed's aggressive actions have not been successful; however, historically, monetary stimulus takes six to nine months to effect economic growth.

We attribute your Fund's relative outperformance primarily to our disciplined, value-oriented style and our participation in special situations. Our unique three-pronged approach and conservative management style have produced excellent risk-adjusted returns for our shareholders over the long term.

We focus our efforts on established companies' undervalued securities, which represented the bulk of our investments. During the year, our investment approach kept us away from the volatile, lower-quality and highly speculative technology, media and telecommunications sectors. These sectors were market darlings in 1999 and early 2000, crashed over the remainder of 2000 and into 2001, and regained investors' favor later in 2001. Renewed speculative fervor, which we attributed to investors' faith in recent central bank activities, drove up the Nasdaq Composite Index 37.17% since its low on September 21. 3 Although we do not make investment decisions based on economic predictions, we felt it far too early to have confidence in any broad-based economic recovery. We continue to do the type of investing that has been successful for our shareholders over the long term.

During the year under review, our distressed securities investments materially outperformed the markets in general and contributed substantially to Fund performance. The three largest gainers were California utility PG&E, commercial finance company Finova Capital and Kindred, a nursing home business. Our PG&E investment provides a textbook example of how our expertise in analyzing distressed situations enables us to generate significant returns for our shareholders. PG&E ran into financial difficulties when deregulated wholesale prices soared and a rate freeze in California prevented the company from passing on its higher costs. Forced to sell electricity below cost, Pacific Gas & Electric, a subsidiary of PG&E, filed for bankruptcy in April 2001. Publicly traded securities in PG&E and its subsidiary were punished. After collecting and reviewing extensive information about the California deregulatory process and the company's assets, we became convinced that PG&E's stock and Pacific Gas & Electric's debt were significantly undervalued. Our research paid off as these investments appreciated considerably. Our investments in Kindred and Finova (sold during the year) also increased in value as both companies successfully reorganized and emerged from bankruptcy.







3. Source: Standard & Poor's Micropal. The unmanaged Nasdaq Composite Index measures all Nasdaq National Market common stocks. The index is market value-weighted and includes over 4,000 companies.

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
12/31/01

                                    % OF TOTAL
                                    NET ASSETS
----------------------------------------------

Media                                     9.0%

Insurance                                 7.6%

Diversified Telecommunication Services    5.4%

Tobacco                                   4.0%

Banks                                     3.1%

Real Estate                               3.0%

Paper & Forest Products                   3.0%

Multiline Retail                          2.7%

Food Products                             2.7%

Diversified Financials                    2.5%





We also seek investments in the risk arbitrage arena. Similar to bankruptcy investing, returns associated with risk arbitrage are not highly correlated to the general equity market. Opportunities were limited in 2001; however, one example during the period was Nestle's acquisition of Ralston-Purina, which created the world's largest pet food manufacturer. Concerns that regulatory bodies would block the proposed combination on the basis of market share dominance created a large spread and an attractive risk arbitrage opportunity. Upon an agreement to divest a piece of Ralston-Purina's dry cat food business, the deal was approved and closed shortly thereafter, resulting in gains to your Fund.

Our strategy of investing in undervalued stocks reaped rewards in 2001 as two of our three best performers were purchased by other companies. CIT Group, a finance company, was acquired by Tyco after nearly doubling in price during the year, while Van Melle, a Dutch candy company, was purchased by Perfetti and returned more than 64% in 2001. Another holding that benefited the Fund during the period was Cendant, a consumer and business services provider whose stock price nearly doubled.

White Mountains Insurance Group, which has a highly respected management team, contributed to the Fund's performance during 2001. We participated in financing the company's acquisition of the U.S. property and casualty business of CGNU, a U.K. company. The stock market revalued White Mountains' shares significantly higher to reflect this very attractive acquisition. In addition, after the tragic events of September 11, insurance companies worldwide reassessed their businesses and actively re-priced certain historically underpriced products. As a result, we believe that this sector's fundamentals look more promising than they have in some time.

Unfortunately, not all of our investments performed as anticipated. Fund holding Railtrack Group, Britain's largest railway infrastructure operator, saw its primary operating subsidiary forced into administration, the British equivalent of bankruptcy, when the government unilaterally withdrew promised funding. We believe this was the same as the government's seizing the equity value of the company without proper compensation. We are working aggressively to obtain the best outcome for our shareholders. Another disappointing stock was Qwest Communications, a consumer and business communications services provider. The weakening economy and resulting decrease in demand for telecommunications services impacted Qwest's revenues and cash flow more severely than we expected.

Looking forward to 2002, we are hopeful that the markets will continue to offer attractive investment opportunities in the distressed arena, as many overleveraged but operationally viable companies are pushed to the financial brink. We are also optimistic that we will continue to find undervalued securities of companies with sound businesses, valuable assets, strong management teams and solid balance sheets. Lastly, with many stocks beaten down and interest rates significantly lower than a year ago, we expect to find numerous opportunities in deals, corporate actions and risk arbitrage, as some industries such as health care, financials and leisure continue to consolidate.







TOP 10 HOLDINGS
12/31/01

COMPANY
SECTOR/INDUSTRY,                          % OF TOTAL
COUNTRY                                   NET ASSETS
----------------------------------------------------

Berkshire Hathaway
Inc., A & B                                     2.5%
INSURANCE, U.S

Telephone &
Data Systems Inc.                               2.4%
DIVERSIFIED TELECOMMUNICATION SERVICES, U.S.

Federated Department
Stores Inc.                                     1.9%
MULTILINE RETAIL, U.S.

Canary Wharf Group PLC                          1.9%
REAL ESTATE, U.K.

White Mountains
Insurance Group Inc.                            1.8%
(Common & Restricted)
INSURANCE, U.S.

PG&E Corp.
(Common & Fixed Income)                         1.8%
ELECTRIC UTILITIES, U.S

Washington Post Co., B                          1.6%
MEDIA, U.S.

Scripps Co., A                                  1.5%
MEDIA, U.S.

Liberty Media Corp., A                          1.4%
MEDIA, U.S.

Altadis SA                                      1.3%
TOBACCO, SPAIN

[sidebar]
--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------




As always, we will endeavor to deliver attractive risk-adjusted returns through the application of fundamental analysis and our philosophy of buying materially underpriced securities.

We appreciate your participation in Mutual Beacon Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,



/S/SIGNATURE

David J. Winters, CFA



/S/SIGNATURE

Matthew Haynes, CFA



Co-Portfolio Managers
Mutual Beacon Fund

--------------------------------------------------------------------------------
The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus.

This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 12/31/01

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




PRICE AND DISTRIBUTION INFORMATION


CLASS Z                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.33        $13.05     $13.38
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.1963
Short-Term Capital Gain        $0.1175
Long-Term Capital Gain         $0.8187
                               -------
       Total                   $1.1325

CLASS A                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.33        $13.01     $13.34
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.1515
Short-Term Capital Gain        $0.1175
Long-Term Capital Gain         $0.8187
                               -------
       Total                   $1.0877

CLASS B                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.38        $12.80     $13.18
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.1073
Short-Term Capital Gain        $0.1175
Long-Term Capital Gain         $0.8187
                               -------
       Total                   $1.0435

CLASS C                        CHANGE        12/31/01  12/31/00
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.34         $12.94    $13.28
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.0654
Short-Term Capital Gain        $0.1175
Long-Term Capital Gain         $0.8187
                               -------
       Total                   $1.0016



[sidebar]
--------------------------------------------------------------------------------
CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.*

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mutual Beacon Fund paid distributions derived from long-term capital gains totaling 81.87 cents ($0.8187) per share in June and December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).
--------------------------------------------------------------------------------

8              Past performance does not guarantee future results.

PERFORMANCE




CLASS Z                                      1-YEAR    5-YEAR      10-YEAR
--------------------------------------------------------------------------
Cumulative Total Return1                      6.11%    78.39%      334.35%
Average Annual Total Return2                  6.11%    12.27%       15.82%
Value of $10,000 Investment3                $10,611   $17,839      $43,435


                                                                 INCEPTION
CLASS A                                      1-YEAR    5-YEAR    (11/1/96)
--------------------------------------------------------------------------
Cumulative Total Return1                      5.78%    75.34%       86.37%
Average Annual Total Return2                 -0.27%    10.57%       11.53%
Value of $10,000 Investment3                 $9,973   $16,523      $17,600


                                                                 INCEPTION
CLASS B                                                1-YEAR     (1/1/99)
--------------------------------------------------------------------------
Cumulative Total Return1                                5.12%       36.18%
Average Annual Total Return2                            1.24%       10.09%
Value of $10,000 Investment3                          $10,124      $13,429


                                                                 INCEPTION
CLASS C                                      1-YEAR    5-YEAR    (11/1/96)
--------------------------------------------------------------------------
Cumulative Total Return1                      5.06%    69.71%       80.29%
Average Annual Total Return2                  3.07%    10.94%       11.87%
Value of $10,000 Investment3                $10,307   $16,803      $17,885



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.                            9

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.








AVERAGE ANNUAL TOTAL RETURN

CLASS Z             12/31/01
----------------------------
1-Year                 6.11%
5-Year                12.27%
10-Year               15.82%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

     DATE         MUTUAL BEACON                    LIPPER MULTI-CAP
                  FUND - CLASS Z       S&P 500     VALUE FUNDS AVERAGE
                  --------------       -------     -------------------
   01/01/1992         $10,000         $10,000            $10,000
   12/31/1992         $12,292         $10,761            $11,225
   12/31/1993         $15,111         $11,844            $12,960
   12/31/1994         $15,960         $12,000            $12,909
   12/31/1995         $20,091         $16,503            $17,064
   12/31/1996         $24,348         $20,291            $20,538
   12/31/1997         $29,946         $27,058            $26,124
   12/31/1998         $30,655         $34,791            $28,912
   12/31/1999         $35,803         $42,111            $31,520
   12/31/2000         $40,932         $38,279            $34,880
   12/31/2001         $43,435         $33,732            $34,262


AVERAGE ANNUAL TOTAL RETURN

CLASS A                 12/31/01
--------------------------------
1-Year                    -0.27%
5-Year                    10.57%
Since Inception (11/1/96) 11.53%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

     DATE         MUTUAL BEACON                  LIPPER MULTI-CAP
                  FUND - CLASS A   S&P 500     VALUE FUNDS AVERAGE
                  --------------   -------     -------------------
   11/01/1996        $9,425        $10,000          $10,000
   11/30/1996        $9,895        $10,755          $10,687
   12/31/1996        $10,038       $10,542          $10,615
   01/31/1997        $10,381       $11,200          $11,053
   02/28/1997        $10,598       $11,288          $11,137
   03/31/1997        $10,451       $10,826          $10,754
   04/30/1997        $10,512       $11,471          $11,075
   05/31/1997        $10,938       $12,168          $11,807
   06/30/1997        $11,255       $12,713          $12,243
   07/31/1997        $11,873       $13,724          $13,151
   08/31/1997        $11,747       $12,955          $12,832
   09/30/1997        $12,322       $13,664          $13,521
   10/31/1997        $11,920       $13,208          $12,996
   11/30/1997        $12,094       $13,819          $13,261
   12/31/1997        $12,302       $14,057          $13,474
   01/31/1998        $12,232       $14,212          $13,432
   02/28/1998        $12,887       $15,236          $14,373
   03/31/1998        $13,428       $16,016          $15,013
   04/30/1998        $13,603       $16,178          $15,093
   05/31/1998        $13,638       $15,900          $14,738
   06/30/1998        $13,542       $16,545          $14,826
   07/31/1998        $13,211       $16,370          $14,347
   08/31/1998        $11,398       $14,006          $12,154
   09/30/1998        $11,149       $14,904          $12,748
   10/31/1998        $11,816       $16,116          $13,787
   11/30/1998        $12,491       $17,092          $14,418
   12/31/1998        $12,550       $18,077          $14,897
   01/31/1999        $12,771       $18,832          $15,000
   02/28/1999        $12,617       $18,247          $14,568
   03/31/1999        $13,193       $18,977          $14,983
   04/30/1999        $14,228       $19,711          $16,150
   05/31/1999        $14,372       $19,246          $16,087
   06/30/1999        $14,757       $20,314          $16,670
   07/31/1999        $14,444       $19,680          $16,190
   08/31/1999        $13,916       $19,582          $15,709
   09/30/1999        $13,554       $19,045          $15,084
   10/31/1999        $13,925       $20,251          $15,587
   11/30/1999        $14,258       $20,662          $15,706
   12/31/1999        $14,608       $21,879          $16,211
   01/31/2000        $14,249       $20,780          $15,514
   02/29/2000        $13,836       $20,388          $14,925
   03/31/2000        $15,211       $22,382          $16,499
   04/30/2000        $15,031       $21,708          $16,458
   05/31/2000        $15,222       $21,263          $16,606
   06/30/2000        $15,029       $21,788          $16,238
   07/31/2000        $15,413       $21,448          $16,330
   08/31/2000        $16,046       $22,780          $17,387
   09/30/2000        $16,080       $21,577          $17,234
   10/31/2000        $16,351       $21,487          $17,649
   11/30/2000        $15,922       $19,794          $16,977
   12/31/2000        $16,638       $19,891          $17,963
   01/31/2001        $17,723       $20,597          $18,459
   02/28/2001        $17,611       $18,720          $17,881
   03/31/2001        $17,099       $17,535          $17,223
   04/30/2001        $17,798       $18,896          $18,224
   05/31/2001        $18,397       $19,023          $18,590
   06/30/2001        $18,521       $18,560          $18,233
   07/31/2001        $18,636       $18,379          $18,151
   08/31/2001        $18,228       $17,230          $17,478
   09/30/2001        $16,636       $15,839          $15,950
   10/31/2001        $16,611       $16,142          $16,183
   11/30/2001        $17,196       $17,380          $17,243
   12/31/2001        $17,600       $17,533          $17,681


10             Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS B                12/31/01
-------------------------------
1-Year                    1.24%
Since Inception (1/1/99) 10.09%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

     DATE         MUTUAL BEACON                   LIPPER MULTI-CAP
                  FUND - CLASS B   S&P 500     VALUE FUNDS AVERAGE
                  --------------   -------     -------------------
  01/01/1999        $10,000        $10,000          $10,000
  01/31/1999        $10,160        $10,418          $10,069
  02/28/1999        $10,031        $10,094          $9,779
  03/31/1999        $10,481        $10,498          $10,058
  04/30/1999        $11,291        $10,904          $10,841
  05/31/1999        $11,398        $10,647          $10,799
  06/30/1999        $11,693        $11,238          $11,190
  07/31/1999        $11,436        $10,887          $10,868
  08/31/1999        $11,015        $10,833          $10,545
  09/30/1999        $10,719        $10,536          $10,125
  10/31/1999        $11,007        $11,203          $10,463
  11/30/1999        $11,265        $11,430          $10,543
  12/31/1999        $11,533        $12,103          $10,882
  01/31/2000        $11,247        $11,496          $10,414
  02/29/2000        $10,918        $11,278          $10,019
  03/31/2000        $11,996        $12,381          $11,076
  04/30/2000        $11,845        $12,009          $11,048
  05/31/2000        $11,988        $11,763          $11,147
  06/30/2000        $11,840        $12,053          $10,900
  07/31/2000        $12,127        $11,865          $10,962
  08/31/2000        $12,622        $12,602          $11,671
  09/30/2000        $12,631        $11,937          $11,569
  10/31/2000        $12,846        $11,886          $11,847
  11/30/2000        $12,496        $10,950          $11,396
  12/31/2000        $13,054        $11,003          $12,058
  01/31/2001        $13,896        $11,394          $12,391
  02/28/2001        $13,806        $10,356          $12,003
  03/31/2001        $13,390        $9,700           $11,561
  04/30/2001        $13,935        $10,453          $12,233
  05/31/2001        $14,401        $10,523          $12,479
  06/30/2001        $14,487        $10,268          $12,239
  07/31/2001        $14,568        $10,167          $12,184
  08/31/2001        $14,244        $9,532           $11,732
  09/30/2001        $12,990        $8,762           $10,707
  10/31/2001        $12,959        $8,930           $10,863
  11/30/2001        $13,415        $9,615           $11,575
  12/31/2001        $13,429        $9,699           $11,869


AVERAGE ANNUAL TOTAL RETURN

CLASS C                 12/31/01
--------------------------------
1-Year                     3.07%
5-Year                    10.94%
Since Inception (11/1/96) 11.87%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

     DATE         MUTUAL BEACON                  LIPPER MULTI-CAP
                  FUND - CLASS C   S&P 500     VALUE FUNDS AVERAGE
                  --------------   -------     -------------------
  11/01/1996         $9,900        $10,000          $10,000
  11/30/1996        $10,392        $10,755          $10,687
  12/31/1996        $10,538        $10,542          $10,615
  01/31/1997        $10,890        $11,200          $11,053
  02/28/1997        $11,109        $11,288          $11,137
  03/31/1997        $10,947        $10,826          $10,754
  04/30/1997        $11,012        $11,471          $11,075
  05/31/1997        $11,450        $12,168          $11,807
  06/30/1997        $11,775        $12,713          $12,243
  07/31/1997        $12,411        $13,724          $13,151
  08/31/1997        $12,279        $12,955          $12,832
  09/30/1997        $12,874        $13,664          $13,521
  10/31/1997        $12,453        $13,208          $12,996
  11/30/1997        $12,618        $13,819          $13,261
  12/31/1997        $12,823        $14,057          $13,474
  01/31/1998        $12,741        $14,212          $13,432
  02/28/1998        $13,426        $15,236          $14,373
  03/31/1998        $13,983        $16,016          $15,013
  04/30/1998        $14,148        $16,178          $15,093
  05/31/1998        $14,184        $15,900          $14,738
  06/30/1998        $14,075        $16,545          $14,826
  07/31/1998        $13,722        $16,370          $14,347
  08/31/1998        $11,837        $14,006          $12,154
  09/30/1998        $11,577        $14,904          $12,748
  10/31/1998        $12,255        $16,116          $13,787
  11/30/1998        $12,951        $17,092          $14,418
  12/31/1998        $13,003        $18,077          $14,897
  01/31/1999        $13,222        $18,832          $15,000
  02/28/1999        $13,052        $18,247          $14,568
  03/31/1999        $13,651        $18,977          $14,983
  04/30/1999        $14,718        $19,711          $16,150
  05/31/1999        $14,847        $19,246          $16,087
  06/30/1999        $15,244        $20,314          $16,670
  07/31/1999        $14,908        $19,680          $16,190
  08/31/1999        $14,360        $19,582          $15,709
  09/30/1999        $13,974        $19,045          $15,084
  10/31/1999        $14,350        $20,251          $15,587
  11/30/1999        $14,685        $20,662          $15,706
  12/31/1999        $15,037        $21,879          $16,211
  01/31/2000        $14,655        $20,780          $15,514
  02/29/2000        $14,228        $20,388          $14,925
  03/31/2000        $15,639        $22,382          $16,499
  04/30/2000        $15,442        $21,708          $16,458
  05/31/2000        $15,628        $21,263          $16,606
  06/30/2000        $15,424        $21,788          $16,238
  07/31/2000        $15,809        $21,448          $16,330
  08/31/2000        $16,450        $22,780          $17,387
  09/30/2000        $16,473        $21,577          $17,234
  10/31/2000        $16,741        $21,487          $17,649
  11/30/2000        $16,287        $19,794          $16,977
  12/31/2000        $17,024        $19,891          $17,963
  01/31/2001        $18,113        $20,597          $18,459
  02/28/2001        $17,998        $18,720          $17,881
  03/31/2001        $17,460        $17,535          $17,223
  04/30/2001        $18,165        $18,896          $18,224
  05/31/2001        $18,767        $19,023          $18,590
  06/30/2001        $18,886        $18,560          $18,233
  07/31/2001        $18,990        $18,379          $18,151
  08/31/2001        $18,571        $17,230          $17,478
  09/30/2001        $16,935        $15,839          $15,950
  10/31/2001        $16,896        $16,142          $16,183
  11/30/2001        $17,485        $17,380          $17,243
  12/31/2001        $17,885        $17,533          $17,681


4. Source: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Lipper Multi-Cap Value Funds Average is an equally-weighted average consisting of 481 mutual funds (including Mutual Beacon Fund) within the Multi-Cap Value investment objective. Lipper calculations do not include sales charges. The Fund's performance relative to the average may have differed if such charges had been considered.


             Past performance does not guarantee future results.             11

MUTUAL BEACON FUND
Financial Highlights


                                                                               CLASS Z
                                                         -------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                               2001       2000       1999       1998        1997
                                                         --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................     $13.38     $13.84     $13.12     $14.12      $12.98
                                                         --------------------------------------------------------
Income from investment operations:
 Net investment income .................................        .21        .22        .22        .33         .31
 Net realized and unrealized gains (losses) ............        .60       1.62       1.95       (.01)       2.63
                                                         --------------------------------------------------------
Total from investment operations .......................        .81       1.84       2.17        .32        2.94
                                                         --------------------------------------------------------
Less distributions from:
 Net investment income .................................       (.20)      (.44)      (.27)      (.45)       (.54)
 Net realized gains ....................................       (.94)     (1.86)     (1.18)      (.87)      (1.26)
                                                         --------------------------------------------------------
Total distributions ....................................      (1.14)     (2.30)     (1.45)     (1.32)      (1.80)
                                                         --------------------------------------------------------
Net asset value, end of year ...........................     $13.05     $13.38     $13.84     $13.12      $14.12
                                                         ========================================================
Total return ...........................................      6.11%     14.33%     16.79%      2.37%      23.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................ $3,090,827 $3,041,905 $3,217,509 $4,030,517  $5,678,822
Ratios to average net assets:
 Expenses(a) ...........................................       .79%       .81%       .79%       .78%        .79%
 Expenses, excluding waiver and payments
 by affiliate(a) .......................................       .79%       .83%       .83%       .81%        .82%
 Net investment income .................................      1.47%      1.55%      1.52%      2.28%       1.92%
Portfolio turnover rate ................................     55.25%     62.11%     67.61%     65.27%      54.72%

(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets, would
 have been:
 Expenses ...............................................      .78%       .78%       .78%       .76%        .74%
 Expenses, excluding waiver and payments by affiliate ...      .78%       .80%       .82%       .79%        .77%




+Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL BEACON FUND
Financial Highlights (CONTINUED)


                                                                               CLASS A
                                                           ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                               2001       2000       1999       1998        1997
                                                           ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $13.34     $13.81     $13.09     $14.09      $12.98
                                                           ------------------------------------------------------
Income from investment operations:
 Net investment income ...................................      .16        .17        .17        .27         .23
 Net realized and unrealized gains .......................      .60       1.61       1.95         --        2.65
                                                           ------------------------------------------------------
Total from investment operations .........................      .76       1.78       2.12        .27        2.88
                                                           ------------------------------------------------------
Less distributions from:
 Net investment income ...................................     (.15)      (.39)      (.21)      (.40)       (.51)
 Net realized gains ......................................     (.94)     (1.86)     (1.19)      (.87)      (1.26)
                                                           ------------------------------------------------------
Total distributions ......................................    (1.09)     (2.25)     (1.40)     (1.27)      (1.77)
                                                           ------------------------------------------------------
Net asset value, end of year .............................   $13.01     $13.34     $13.81     $13.09      $14.09
                                                           ======================================================
Total return* ............................................    5.78%     13.89%     16.40%      2.02%      22.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................... $977,558   $757,323   $760,769   $947,444    $753,519
Ratios to average net assets:
 Expenses(a) .............................................    1.14%      1.16%      1.14%      1.13%       1.14%
 Expenses, excluding waiver and payments
 by affiliate(a) .........................................    1.14%      1.18%      1.18%      1.16%       1.17%
 Net investment income ...................................    1.12%      1.20%      1.18%      1.89%       1.58%
Portfolio turnover rate ..................................   55.25%     62.11%     67.61%     65.27%      54.72%

(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets, would
 have been:
 Expenses ................................................    1.13%      1.13%      1.13%      1.11%       1.09%
 Expenses, excluding waiver and payments by affiliate ....    1.13%      1.15%      1.17%      1.14%       1.12%




*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding.

MUTUAL BEACON FUND
Financial Highlights (CONTINUED)


                                                                                           CLASS B
                                                                                ---------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                     2001       2000        1999+
                                                                                ---------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................................        $13.18     $13.69      $13.09
                                                                                ---------------------------------
Income from investment operations:
 Net investment income ....................................................           .06         --         .05
 Net realized and unrealized gains ........................................           .60       1.67        1.93
                                                                                ---------------------------------
Total from investment operations ..........................................           .66       1.67        1.98
                                                                                ---------------------------------
Less distributions from:
 Net investment income ....................................................          (.10)      (.32)       (.19)
 Net realized gains .......................................................          (.94)     (1.86)      (1.19)
                                                                                ---------------------------------
Total distributions .......................................................         (1.04)     (2.18)      (1.38)
                                                                                ---------------------------------
Net asset value, end of year ..............................................        $12.80     $13.18      $13.69
                                                                                =================================
Total return* .............................................................         5.12%     13.19%      15.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................................       $64,512    $18,376      $8,956
Ratios to average net assets:
 Expenses(a) ..............................................................         1.79%      1.81%       1.79%
 Expenses, excluding waiver and payments by affiliate(a) ..................         1.79%      1.83%       1.84%
 Net investment income ....................................................          .44%       .58%        .37%
Portfolio turnover rate ...................................................        55.25%     62.11%      67.61%

(a)Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets, would have been:
 Expenses .................................................................         1.78%      1.78%       1.78%
 Expenses, excluding waiver and payments by affiliate .....................         1.78%      1.80%       1.83%




*Total return does not reflect the contingent deferred sales charge. +Effectivedate of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.

MUTUAL BEACON FUND
Financial Highlights (CONTINUED)


                                                                               CLASS C
                                                           ------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                               2001       2000       1999       1998        1997
                                                           ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................     $13.28     $13.75     $13.04     $14.04      $12.98
                                                           ------------------------------------------------------
Income from investment operations:
 Net investment income .................................        .07        .08        .07        .18         .14
 Net realized and unrealized gains .....................        .60       1.61       1.94        .01        2.63
                                                           ------------------------------------------------------
Total from investment operations .......................        .67       1.69       2.01        .19        2.77
                                                           ------------------------------------------------------
Less distributions from:
 Net investment income .................................       (.07)      (.30)      (.12)      (.32)       (.45)
 Net realized gains ....................................       (.94)     (1.86)     (1.18)      (.87)      (1.26)
                                                           ------------------------------------------------------
Total distributions ....................................      (1.01)     (2.16)     (1.30)     (1.19)      (1.71)
                                                           ------------------------------------------------------
Net asset value, end of year ...........................     $12.94     $13.28     $13.75     $13.04      $14.04
                                                           ======================================================
Total return* ..........................................      5.06%     13.21%     15.65%      1.40%      21.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $482,080   $419,481   $459,807   $500,404    $362,425
Ratios to average net assets:
 Expenses(a) ...........................................      1.78%      1.80%      1.78%      1.78%       1.79%
 Expenses, excluding waiver and payments by
 affiliate(a) ..........................................      1.78%      1.82%      1.83%      1.81%       1.82%
 Net investment income .................................       .48%       .56%       .52%      1.24%        .92%
Portfolio turnover rate ................................     55.25%     62.11%     67.61%     65.27%      54.72%

(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets, would
 have been:
 Expenses ..............................................      1.77%      1.77%      1.77%      1.76%       1.74%
 Expenses, excluding waiver and payments by affiliate ..      1.77%      1.79%      1.82%      1.79%       1.77%




*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding.


                       See notes to financial statements.

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001


                                                                               SHARES/
                                                                  COUNTRY      WARRANTS           VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS 70.9%
     AEROSPACE & DEFENSE 1.0%
     Goodrich Corp. .......................................    United States     582,611      $ 15,509,104
     Honeywell International Inc. .........................    United States     528,055        17,858,820
     Zodiac SA ............................................       France          60,060        10,904,054
                                                                                              ------------
                                                                                                44,271,978
                                                                                              ------------
     AUTO COMPONENTS .4%
     Delphi Automotive Systems Corp. ......................    United States   1,510,311        20,630,848
                                                                                              ------------
     BANKS 3.1%
     Astoria Financial Corp. ..............................    United States     457,795        12,113,255
     Bank of America Corp. ................................    United States     162,300        10,216,785
     Bank of Ireland ......................................   Irish Republic   2,424,449        22,493,975
     Commercial Federal Corp. .............................    United States   1,056,067        24,817,575
     Dime Bancorp Inc. ....................................    United States     161,645         5,832,152
     Fleet Boston Financial Corp. .........................    United States     558,180        20,373,570
     Greenpoint Financial Corp. ...........................    United States     536,818        19,191,244
*+(R)Nippon Investment LLC ................................    United States  10,862,000        10,862,000
     U.S. Bancorp .........................................    United States     845,837        17,703,368
                                                                                              ------------
                                                                                               143,603,924
                                                                                              ------------
     BEVERAGES 1.7%
     Brown-Forman Corp., A ................................    United States     159,730        10,214,734
     Brown-Forman Corp., B ................................    United States     563,860        35,297,636
     Carlsberg AS, B ......................................       Denmark        572,975        23,947,149
     Coca-Cola West Japan Co. Ltd. ........................        Japan         405,600         7,288,173
                                                                                              ------------
                                                                                                76,747,692
                                                                                              ------------
    *BIOTECHNOLOGY
     Immunex Corp. ........................................    United States      33,700           872,865
                                                                                              ------------
    *BUILDING PRODUCTS .3%
     American Standard Cos. Inc. ..........................    United States     193,725        13,217,857
                                                                                              ------------
     CHEMICALS 2.0%
     Agrium Inc. ..........................................       Canada         783,400         8,269,563
     Agrium Inc., fgn. ....................................       Canada         953,300        10,104,980
     Akzo Nobel NV ........................................     Netherlands      913,445        40,788,598
    *Syngenta AG ..........................................     Switzerland      633,937        32,837,574
                                                                                              ------------
                                                                                                92,000,715
                                                                                              ------------
     COMMERCIAL SERVICES & SUPPLIES 1.4%
    *Cendant Corp. ........................................    United States   2,073,043        40,652,373
     Waste Management Inc. ................................    United States     711,440        22,702,051
                                                                                              ------------
                                                                                                63,354,424
                                                                                              ------------
    *COMPUTERS & PERIPHERALS .5%
     Apple Computer Inc. ..................................    United States   1,011,235        22,146,047
     DecisionOne Corp. ....................................    United States     278,121           278,121
                                                                                              ------------
                                                                                                22,424,168
                                                                                              ------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                               SHARES/
                                                                  COUNTRY      WARRANTS           VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     CONSTRUCTION MATERIALS .4%
     RMC Group PLC ........................................   United Kingdom   2,201,235      $ 19,830,657
                                                                                              ------------
     CONTAINERS & PACKAGING .6%
     Jefferson Smurfit Group PLC ..........................   United Kingdom  12,133,555        26,135,441
                                                                                              ------------
     DIVERSIFIED FINANCIALS 2.5%
     Bear Stearns Cos. Inc. ...............................    United States     802,602        47,064,581
     Brascan Corp., A .....................................       Canada         375,600         6,764,918
     Irish Life & Permanent PLC ...........................   Irish Republic   2,439,719        24,944,005
     JP Morgan Chase & Co. ................................    United States     748,470        27,206,885
     JZ Equity Partners PLC ...............................   United Kingdom   2,347,200         4,919,179
    *MFN Financial Corp. ..................................    United States     380,744         3,445,733
     Value Catalyst Fund Ltd. .............................   Cayman Islands      30,000         3,162,600
                                                                                              ------------
                                                                                               117,507,901
                                                                                              ------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 5.4%
    *AT&T Corp. ...........................................    United States   2,716,292        49,273,537
     BellSouth Corp. ......................................    United States     569,500        21,726,425
    *Citizens Communications Co., B .......................    United States     888,675         9,473,276
    *Koninklijke KPN NV ...................................     Netherlands      521,100         2,649,370
     Qwest Communications International Inc. ..............    United States     101,870         1,439,423
     Sprint Corp. FON Group ...............................    United States   2,690,000        54,015,200
     Telephone & Data Systems Inc. ........................    United States   1,231,420       110,519,945
                                                                                              ------------
                                                                                               249,097,176
                                                                                              ------------
     ELECTRIC UTILITIES 2.1%
     Constellation Energy Group Inc. ......................    United States     875,865        23,254,216
     E.On AG ..............................................       Germany        381,380        19,831,529
     Endesa SA ............................................        Spain       1,442,508        22,567,083
     Endesa SA, ADR .......................................        Spain          51,690           809,982
    *PG & E Corp. .........................................    United States   1,517,925        29,204,877
                                                                                              ------------
                                                                                                95,667,687
                                                                                              ------------
     ENERGY EQUIPMENT & SERVICES .4%
     Halliburton Co. ......................................    United States   1,252,185        16,403,624
                                                                                              ------------
     FOOD & DRUG RETAILING 1.2%
     CVS Corp. ............................................    United States     752,505        22,274,148
    *Kroger Co. ...........................................    United States   1,599,540        34,667,992
                                                                                              ------------
                                                                                                56,942,140
                                                                                              ------------
     FOOD PRODUCTS 2.7%
     Cadbury Schweppes PLC ................................   United Kingdom   2,443,195        15,574,435
     CSM NV ...............................................     Netherlands      516,483        10,715,129
     Farmer Brothers Co. ..................................    United States      93,236        24,707,540
     Kraft Foods Inc. .....................................    United States     298,245        10,149,277
     Nestle SA ............................................     Switzerland      143,335        30,562,018

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                               SHARES/
                                                                  COUNTRY      WARRANTS           VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     FOOD PRODUCTS (CONT.)
     Orkla ASA ............................................       Norway         860,400      $ 14,580,937
     Weetabix Ltd., A .....................................   United Kingdom     449,225        16,998,763
                                                                                              ------------
                                                                                               123,288,099
                                                                                              ------------
     HEALTH CARE PROVIDERS & SERVICES 1.5%
     CIGNA Corp. ..........................................    United States     262,605        24,330,353
    *Genesis Health Ventures Inc. .........................    United States     284,221         6,110,752
   *+Kindred Healthcare Inc. ..............................    United States     677,238        33,455,557
   *+Kindred Healthcare Inc., wts., Series A, 4/20/06 .....    United States     121,432         2,307,208
   *+Kindred Healthcare Inc., wts., Series B, 4/20/06 .....    United States     303,580         4,902,817
                                                                                              ------------
                                                                                                71,106,687
                                                                                              ------------
     HOTELS RESTAURANTS & LEISURE 1.3%
   *+Fine Host Corp. ......................................    United States     507,977         5,028,972
     P & O Princess Cruises PLC ...........................   United Kingdom   2,835,175        16,505,167
    *Park Place Entertainment Corp. .......................    United States   3,413,000        31,297,210
     Starwood Hotels & Resorts Worldwide Inc. .............    United States     205,630         6,138,055
                                                                                              ------------
                                                                                                58,969,404
                                                                                              ------------
     HOUSEHOLD PRODUCTS .8%
     Kimberly-Clark Corp. .................................    United States     614,655        36,756,369
                                                                                              ------------
     INDUSTRIAL CONGLOMERATES 1.3%
     Remgro Ltd. ..........................................    South Africa    1,825,152         9,890,361
     Tyco International Ltd. ..............................    United States     849,870        50,057,343
                                                                                              ------------
                                                                                                59,947,704
                                                                                              ------------
     INSURANCE 7.6%
     Ace Ltd. .............................................       Bermuda        315,100        12,651,265
    *Alleghany Corp. ......................................    United States     150,613        28,985,472
    *Berkshire Hathaway Inc., A ...........................    United States         741        56,019,600
    *Berkshire Hathaway Inc., B ...........................    United States      23,850        60,221,250
     MBIA Inc. ............................................    United States     470,860        25,252,222
 *(R)Montpelier Re Holdings Ltd. ..........................       Bermuda         53,350         5,335,000
     Muenchener Rueckversicherungs-Gesellschaft ...........       Germany         27,000         7,332,449
     Old Republic International Corp. .....................    United States   1,132,330        31,716,563
 *(R)Olympus Re Holdings Ltd. .............................       Bermuda        106,700        10,670,000
    *Principal Financial Group ............................    United States     215,900         5,181,600
     Radian Group Inc. ....................................    United States     497,820        21,381,369
     White Mountains Insurance Group Inc. .................    United States     148,918        51,823,464
 *(R)White Mountains Insurance Group Inc. (Restricted) ....    United States     100,000        33,060,000
                                                                                              ------------
                                                                                               349,630,254
                                                                                              ------------
    *IT CONSULTING & SERVICES
     Transcom Worldwide SA, A .............................       Sweden         505,603           650,699
     Transcom Worldwide SA, B .............................       Sweden         940,264         1,299,735
                                                                                              ------------
                                                                                                 1,950,434
                                                                                              ------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                               SHARES/
                                                                  COUNTRY      WARRANTS           VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
    *MACHINERY .7%
     Joy Global Inc. ......................................    United States     802,803      $ 13,487,090
  (R)Lancer Industries Inc., B ............................    United States           1           512,821
     Mueller Industries Inc. ..............................    United States     506,435        16,838,964
                                                                                              ------------
                                                                                                30,838,875
                                                                                              ------------
     MARINE .3%
     Peninsular & Oriental Steam Navigation Co. ...........   United Kingdom   3,666,193        12,685,743
                                                                                              ------------
     MEDIA 9.0%
     Dow Jones & Co. Inc. .................................    United States     187,600        10,267,348
    *Fox Entertainment Group Inc., A ......................    United States     654,910        17,374,762
    *General Motors Corp., H ..............................    United States   1,507,671        23,293,517
     Lagardere SCA ........................................       France       1,034,404        43,288,595
    *Liberty Media Corp., A ...............................    United States   4,683,456        65,568,384
     Meredith Corp. .......................................    United States     590,710        21,058,811
     NV Holdingsmig de Telegraaf ..........................     Netherlands    1,116,761        16,993,692
    *Rogers Communications Inc., B ........................       Canada       1,406,395        23,894,398
     Scripps Co., A .......................................    United States   1,065,725        70,337,850
    *USA Networks Inc. ....................................    United States   1,156,565        31,585,790
    *Valassis Communications Inc. .........................    United States     566,780        20,188,704
     Washington Post Co., B ...............................    United States     134,022        71,031,660
                                                                                              ------------
                                                                                               414,883,511
                                                                                              ------------
     MULTI-INDUSTRY .1%
     Kinnevik AB, B .......................................       Sweden         401,148         6,348,186
                                                                                              ------------
     MULTI-UTILITIES .6%
     Suez SA ..............................................       France         911,010        27,579,571
                                                                                              ------------
     MULTILINE RETAIL 2.7%
    *Federated Department Stores Inc. .....................    United States   2,166,885        88,625,597
     May Department Stores Co. ............................    United States     950,490        35,149,120
                                                                                              ------------
                                                                                               123,774,717
                                                                                              ------------
     OIL & GAS 1.5%
     BP PLC ...............................................   United Kingdom   1,570,305        12,204,088
     BP PLC, ADR ..........................................   United Kingdom     210,660         9,797,797
     Burlington Resources Inc. ............................    United States     760,110        28,534,529
     Conoco Inc., A .......................................    United States     718,730        20,340,059
                                                                                              ------------
                                                                                                70,876,473
                                                                                              ------------
     PAPER & FOREST PRODUCTS 3.0%
     Abitibi-Consolidated Inc. ............................       Canada       5,705,870        41,571,977
     International Paper Co. ..............................    United States   1,373,215        55,409,225
     Mead Corp. ...........................................    United States   1,306,214        40,348,951
     Willamette Industries Inc. ...........................    United States      55,400         2,887,448
                                                                                              ------------
                                                                                               140,217,601
                                                                                              ------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                               SHARES/
                                                                  COUNTRY      WARRANTS           VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     PHARMACEUTICALS 2.3%
     Daiichi Pharmaceutical Co. ...........................        Japan         491,000      $  9,553,258
     Merck & Co. Inc. .....................................    United States     608,670        35,789,796
     Santen Pharmaceutical Co.Ltd. ........................        Japan       1,684,600        19,164,799
     Schering-Plough Corp. ................................    United States     399,290        14,298,574
     Takeda Chemical Industries Ltd. ......................        Japan         600,780        27,183,164
                                                                                              ------------
                                                                                               105,989,591
                                                                                              ------------
     REAL ESTATE 3.0%
    *Alexander's Inc. .....................................    United States      46,300         2,634,470
    *Canary Wharf Group PLC ...............................   United Kingdom  13,355,845        86,644,854
    *HomeFed Corp. ........................................    United States     269,405           255,935
 *(R)Security Capital European Realty .....................     Luxembourg       488,750         7,162,631
     St. Joe Co. ..........................................    United States     400,698        11,119,369
     Trizec Hahn Corp. ....................................       Canada       1,352,490        21,234,093
     Ventas Inc. ..........................................    United States   1,009,500        11,609,250
                                                                                              ------------
                                                                                               140,660,602
                                                                                              ------------
     ROAD & RAIL 1.5%
     Burlington Northern Santa Fe Corp. ...................    United States     635,715        18,136,949
     Canadian National Railway Co. ........................       Canada         244,245        11,736,001
     Florida East Coast Industries Inc., A ................    United States   1,275,400        29,525,510
     Florida East Coast Industries Inc., B ................    United States     214,536         4,483,802
     Railtrack Group PLC ..................................   United Kingdom   4,968,362         5,694,346
                                                                                              ------------
                                                                                                69,576,608
                                                                                              ------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS .6%
    *Agere Systems Inc., A ................................    United States   3,455,595        19,662,336
     Teradyne Inc. ........................................    United States     202,760         6,111,186
                                                                                              ------------
                                                                                                25,773,522
                                                                                              ------------
     SOFTWARE .2%
     Autodesk Inc. ........................................    United States     289,290        10,781,838
                                                                                              ------------
     SPECIALTY RETAIL 1.2%
     GIB Group SA .........................................       Belgium        533,868        21,010,752
    *Payless Shoesource Inc. ..............................    United States     383,620        21,540,263
    *Zale Corp. ...........................................    United States     313,440        13,126,867
                                                                                              ------------
                                                                                                55,677,882
                                                                                              ------------
     TEXTILES & APPAREL .4%
     Compagnie Financiere Richemont AG, A .................     Switzerland      315,557         5,863,535
    *Jones Apparel Group Inc. .............................    United States     395,500        13,118,735
                                                                                              ------------
                                                                                                18,982,270
                                                                                              ------------
     TOBACCO 4.0%
     Altadis SA ...........................................        Spain       3,598,778        61,203,163
     British American Tobacco PLC .........................   United Kingdom   6,136,828        52,025,939
     British American Tobacco PLC, ADR ....................   United Kingdom      59,600         1,013,200

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                               SHARES/
                                                                  COUNTRY      WARRANTS            VALUE
-----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     TOBACCO (CONT.)
     Gallaher Group PLC ...................................   United Kingdom   3,732,140     $   25,529,120
     Gallaher Group PLC, ADR ..............................   United Kingdom     177,500          4,783,625
     Philip Morris Cos. Inc. ..............................    United States     880,685         40,379,407
                                                                                             --------------
                                                                                                184,934,454
                                                                                             --------------
     WIRELESS TELECOMMUNICATION SERVICES 1.6%
     AT&T Wireless Services Inc. ..........................    United States   3,652,848         52,491,426
    *U.S. Cellular Corp. ..................................    United States     431,370         19,519,492
                                                                                             --------------
                                                                                                 72,010,918
                                                                                             --------------
     TOTAL COMMON STOCKS AND OTHER EQUITY
         INTERESTS (COST $2,610,497,758)                                                      3,271,950,410
                                                                                             --------------
     PREFERRED STOCKS .2%
    *Genesis Health Ventures Inc., PIK, 6.00%. pfd. .......    United States       3,302            323,596
     Henkel KGAA, pfd. ....................................       Germany        194,936         10,934,981
                                                                                             --------------
     TOTAL PREFERRED STOCKS (COST $11,847,146) ............                                      11,258,577
                                                                                             --------------


                                                                              PRINCIPAL
                                                                              AMOUNT**
                                                                             ---------------
     CORPORATE BONDS & NOTES 1.7%
     DecisionOne Corp., Term Loan .........................    United States $10,507,782          7,565,603
     Eurotunnel Finance Ltd.:
         Equity Note, 12/31/03 ............................   United Kingdom   4,047,387 GBP      2,297,309
         Participating Loan Note, 4/30/40 .................   United Kingdom     858,000 GBP        449,541
     Eurotunnel PLC:
         12/31/25, Tier 3 .................................   United Kingdom   7,428,785 GBP      6,595,196
         12/31/50, Resettable Advance R5 ..................   United Kingdom   7,081,772 GBP      3,607,364
         Stabilization Advance S8, Tier 1 .................   United Kingdom   3,025,319 GBP        968,666
         Stabilization Advance S8, Tier 2 .................   United Kingdom   2,799,706 GBP        896,427
     Eurotunnel SA:
         7/07/02, Tier 1 (Pibor) ..........................       France         122,451 EUR         95,947
         7/07/02, Tier 3 (Pibor) ..........................       France       1,048,320 EUR        569,389
         12/31/25, Tier 3 (Libor) .........................       France      11,353,301 EUR      6,166,481
         12/31/50, Resettable Advance R4 ..................       France      10,745,948 EUR      3,348,869
         Stabilization Advance S6, Tier 1 (Pibor) .........       France         903,652 EUR        177,015
         Stabilization Advance S6, Tier 2 (Libor) .........       France       3,057,780 EUR        598,983
         Stabilization Advance S7, Tier 1 (Libor) .........       France       1,875,101 EUR        367,310
     Fremont General Corp., Series B, 7.875%, 3/17/09 .....    United States   1,430,000          1,051,050
     Genesis Health Ventures Inc., zero cpn., 9/15/04 .....    United States       3,162              3,162
     Metromedia Fiber Network Inc.:
         14.00%, 3/15/07 ..................................    United States  21,000,000         13,860,000
         10.00%, 11/15/08 .................................    United States   7,770,000          2,292,150
         10.00%, 12/15/09 .................................    United States  10,850,000          3,200,750
         10.00%, 12/15/09 .................................    United States   6,260,000 EUR      1,588,564
     Southwest Royalties Inc., B, 10.50%, 10/15/04 ........    United States   8,826,000          7,060,800

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                              PRINCIPAL
                                                                  COUNTRY     AMOUNT**           VALUE
----------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES (CONT.)
     Xerox Credit Corp.:
         0.80%, 12/16/02 ..................................    United States 1,200,000,000 JPY $ 8,423,623
         1.50%, 6/06/05 ...................................    United States 1,200,000,000 JPY   6,134,595
         2.00%, 6/06/07 ...................................    United States   700,000,000 JPY   3,364,871
                                                                                               -----------
     TOTAL CORPORATE BONDS & NOTES (COST $89,443,454)                                           80,683,665
                                                                                               -----------
    *BONDS & NOTES IN REORGANIZATION 5.8%
     Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11 ..    United States     420,000            26,460
     Barings BV, zero cpn., 1/22/01 .......................     Netherlands   25,350,000        19,012,500
     Comdisco Inc.:
         6.13%, 8/01/01 ...................................    United States   4,550,000         3,503,500
         7.23%, 8/16/01 ...................................    United States   2,180,000         1,689,500
         6.65%, 11/13/01 ..................................    United States   1,750,000         1,347,500
         6.375%, 11/30/01 .................................    United States   3,195,000         2,428,200
         6.00%, 1/30/02 ...................................    United States   1,540,000         1,185,800
         5.95%, 4/30/02 ...................................    United States   7,460,000         5,669,600
         6.125%, 1/15/03 ..................................    United States   1,070,000           823,900
         9.50%,  8/15/03 ..................................    United States   2,070,000         1,645,650
         Revolver .........................................    United States   2,165,000         1,723,881
     Dow Corning Corp.:
         8.55%, 3/01/01 ...................................    United States   1,100,000         1,650,000
         9.38%, 2/01/08 ...................................    United States     790,000         1,343,000
         8.15%, 10/15/29 ..................................    United States   7,050,000        11,068,500
         9.50%, 8/10/95 ...................................    United States     350,000           602,000
         9.30%, 1/27/98 ...................................    United States   1,835,000         3,119,500
         Bank Claim .......................................    United States   7,677,843        11,209,651
         Bank Debt ........................................    United States   2,070,704         3,002,521
         Bank Debt #1 .....................................    United States   2,850,000         4,132,500
     Edison International, 6.875%, 9/15/04 ................    United States   2,659,000         2,419,690
     Eli Jacobs, Bank Claim ...............................    United States  25,305,910           162,489
     Enron Corp.:
         9.125%, 4/01/03 ..................................    United States   1,067,000           200,062
         0.679%, 6/18/03 ..................................    United States 200,000,000 JPY       286,128
         144A, 8.00%, 8/15/05 .............................    United States   3,201,000           600,188
         7.125%, 5/15/07 ..................................    United States     213,000            39,938
         6.725%, 11/17/08 .................................    United States   1,100,000           206,250
     Enron Corp. Trust II, 144A, 7.375%, 5/15/06 ..........    United States   2,157,000           404,438
     Harnischfeger Industries Inc.:
         8.90%, 3/01/22 ...................................    United States   3,775,000           279,350
         8.70%, 6/15/22 ...................................    United States   3,460,000           260,538
         7.25%, 12/15/25 ..................................    United States   5,165,000           386,342
         6.875%, 2/15/27 ..................................    United States   4,430,000           325,605
         Revolver .........................................    United States   5,708,150           414,412
     Integrated Health Services Inc.:
         Revolver .........................................    United States   8,707,715         5,006,936
         Tranche B, Term Loan .............................    United States  10,040,310         5,773,178
         Tranche C, Term Loan .............................    United States     563,000           323,725

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                              PRINCIPAL
                                                                  COUNTRY     AMOUNT**           VALUE
----------------------------------------------------------------------------------------------------------
    *BONDS & NOTES IN REORGANIZATION (CONT.)
     Laidlaw Inc.:
         7.70%, 8/15/02 ...................................       Canada     $ 6,680,000       $ 3,640,600
         7.05%, 5/15/03 ...................................       Canada       4,070,000         2,238,500
         6.65%, 10/01/04 ..................................       Canada         210,000           112,350
         7.875%, 4/15/05 ..................................       Canada       3,755,000         2,027,700
         6.50%, 5/01/05 ...................................       Canada       3,180,000         1,701,300
         7.65%, 5/15/06 ...................................       Canada       2,265,000         1,257,075
         6.70%,  5/01/08 ..................................       Canada       2,845,000         1,522,075
         8.75%, 4/15/25 ...................................       Canada       3,584,000         1,953,280
         6.72%, 10/01/27 ..................................       Canada       7,965,000         4,261,275
         Revolver .........................................       Canada      16,179,266         9,222,181
     Loewen Group Inc.:
         144A, 6.70%, 10/01/99 ............................       Canada       3,345,000         1,772,850
         Revolver .........................................       Canada       6,594,694         4,748,180
         Series 5, 6.10%, 10/01/02 ........................       Canada       3,255,000 CAD     1,427,408
         Term Loan ........................................       Canada       1,078,000           776,160
     Loewen Group International Inc.:
         Series 6, 7.20%, 6/01/03 .........................       Canada      17,605,000         9,330,650
         Series 7, 7.60%, 6/01/08 .........................       Canada      13,065,000         6,924,450
     NTL Communications Corp.:
         12.75%, 4/15/05 ..................................    United States   2,760,000           938,400
         9.25%, 11/15/06 ..................................    United States   2,275,000 EUR       638,083
         10.00%, 2/15/07 ..................................    United States   5,196,000         1,792,620
         12.375%, 2/01/08 .................................    United States   2,245,000 EUR       629,669
         11.50%, 10/01/08 .................................    United States  11,120,000         3,836,400
         9.875%, 11/15/09 .................................    United States   1,590,000 EUR       438,878
         Series B, 12.375%, 10/01/08 ......................    United States   3,919,000           999,345
         Series B, 9.75%, 4/15/09 .........................    United States   7,430,000 GBP     2,820,048
         Series B, 11.50%, 11/15/09 .......................    United States   3,000,000 EUR       622,021
         Series B, 11.875%, 10/01/10 ......................    United States   3,565,000         1,265,575
     NTL Inc.:
         9.75%, 4/01/08 ...................................    United States   8,070,000         2,098,200
         cvt., 5.75%, 12/15/09 ............................    United States   9,015,000         1,002,919
         Series B, 11.50%, 2/01/06 ........................    United States   9,271,000         3,198,495
         Series B, 9.50%, 4/01/08 .........................    United States     535,000 GBP       241,377
         Series B, 10.75%, 4/01/08 ........................    United States   8,450,000 GBP     3,197,497
     Optel Inc.:
         13.00%, 2/15/05 ..................................    United States   7,135,000         1,212,950
         11.50%, 7/01/08 ..................................    United States     275,000            46,750
     Osprey Trust:
         6.375%, 1/15/03 ..................................    United States   1,080,000 EUR       180,306
         7.797%, 1/15/03 ..................................    United States   1,090,000           204,375
         senior sec. note, 144A, 6.375%, 1/15/03 ..........    United States     420,000 EUR        70,119
         senior sec. note, 144A, 7.797%, 1/15/03 ..........    United States   2,157,000           426,008
         senior sec. note, 144A, 8.310%, 1/15/03 ..........    United States  15,700,000         3,100,750
     Owens Corning, Revolver ..............................    United States  19,398,093        13,578,665
     PG & E Corp.:
         Commercial Paper, 1/18/01 ........................    United States     835,000           751,500
         Commercial Paper, 1/30/01 ........................    United States     415,000           373,500

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                               PRINCIPAL
                                                                  COUNTRY      AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------
    *BONDS & NOTES IN REORGANIZATION (CONT.)
     PG & E Corp.: (cont.)
         Commercial Paper, 2/16/01 ........................    United States $ 1,260,000      $  1,134,000
         7.375%, 11/01/05 .................................    United States  20,804,000        21,844,200
         6.75%, 10/01/23 ..................................    United States     215,000           202,100
         FRN 144A, 7.575%, 10/31/01 .......................    United States  18,156,000        17,157,420
         MTN, 5.94%, 10/07/03 .............................    United States   1,050,000           997,500
         Revolver .........................................    United States   3,938,158         3,682,177
         Trade Claim ......................................    United States   3,539,423         3,362,452
     Port Seattle Wash Indl DV Cpt Proj., 6.00%, 12/01/17 .    United States     225,000            14,175
     Pratama Datakom Asia BV:
         144A, 12.75%, 7/15/05 ............................      Indonesia     8,875,000           798,750
         Reg S, 12.75%, 7/15/05 ...........................      Indonesia     1,730,000           155,700
     Providian Financial Corp.,
     senior note, cvt., zero cpn., 2/15/21 ................    United States   6,485,000         1,142,981
     Safety Kleen Corp.:
         9.25%, 5/15/09 ...................................    United States     630,000                63
         Bank Claim .......................................    United States     554,064 CAD       109,338
         Revolver .........................................    United States   4,767,253         1,716,211
         Term Loan A ......................................    United States   4,668,080         1,680,509
         Term Loan B ......................................    United States   4,642,163         1,671,179
         Term Loan C ......................................    United States   4,642,163         1,671,179
     Safety Kleen Services, 9.25%, 6/01/08 ................    United States      50,000                 5
     Southern California Edison Co.:
         Commercial Paper, 1/22/01 ........................    United States   1,050,000           992,250
         FRN, 6.5138%, 5/01/02 ............................    United States   5,220,000         5,037,300
         7.20%, 11/03/03 ..................................    United States  11,122,000        11,288,830
         6.375%, 1/15/06 ..................................    United States     620,000           589,000
         7.125%, 7/15/25 ..................................    United States     525,000           498,750
     United Companies Financial Corp., Revolver ...........    United States  28,431,827           284,318
     Wyndham International Inc., Bank Claim ...............    United States   2,203,400         1,817,805
                                                                                              ------------
     TOTAL BONDS & NOTES IN REORGANIZATION
     (COST $208,125,689) ..................................                                    266,702,108
                                                                                              ------------



                                                                             SHARES/PRINCIPAL
                                                                                 AMOUNT**
                                                                             ----------------
     COMPANIES IN LIQUIDATION
    *City Investing Company Liquidating Trust .............    United States     423,187           732,113
    *MBOP Liquidating Trust ...............................    United States     205,135           102,567
     Nippon Credit Bank Ltd., Bank Claim ..................        Japan     584,315,313 JPY        22,738
     Nippon Total Finance, Bank Claim .....................        Japan     555,103,519 JPY         5,083
                                                                                              ------------
     TOTAL COMPANIES IN LIQUIDATION (COST $145,071) .......                                        862,501
                                                                                              ------------



                                                                                PRINCIPAL
                                                                                 AMOUNT
                                                                             ----------------
     GOVERNMENT AGENCIES 16.7%
     Federal Home Loan Bank, 1.99% to 4.88%,
     with maturities to 10/07/02 ..........................    United States $81,367,000        80,458,555

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                               PRINCIPAL
                                                                  COUNTRY      AMOUNT**          VALUE
-----------------------------------------------------------------------------------------------------------
     GOVERNMENT AGENCIES (CONT.)
     Federal Home Loan Mortgage Corp.,
     2.00% to 4.99%, with maturities to 12/05/02 ..........    United States $ 206,000,000  $  204,098,273
    bFederal National Mortgage Association,
     1.80% to 4.65%, with maturities to 11/29/02 ..........    United States   480,292,000     476,892,695
     U.S. Treasury Bill, 2.11%, 3/14/02 ...................    United States    10,000,000       9,967,260
                                                                                            ---------------
     TOTAL GOVERNMENT AGENCIES (COST $769,048,289) ........                                    771,416,783
                                                                                            ---------------



                                                                                 SHARES
                                                                             -------------
    aSHORT TERM INVESTMENTS (COST $191,670,149) 4.2%
     Franklin Institutional Fiduciary Trust Money
     Market Portfolio .....................................    United States   191,670,149     191,670,149
                                                                                            ---------------
     TOTAL INVESTMENTS (COST $3,880,777,556) 99.5% ........                                  4,594,544,193
     SECURITIES SOLD SHORT (.1)% ..........................                                     (4,668,599)
     NET EQUITY IN FORWARD CONTRACTS .2% ..................                                      7,712,057
     OTHER ASSETS, LESS LIABILITIES .4% ...................                                     17,390,049
                                                                                            ---------------
     TOTAL NET ASSETS 100.0% ..............................                                 $4,614,977,700
                                                                                            ===============



     SECURITIES SOLD SHORT
     ISSUER                                                       COUNTRY        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------
     Amgen Inc. ...........................................    United States        13,888  $      783,839
     Washington Mutual Inc. ...............................    United States       118,800       3,884,760
                                                                                            ---------------
     TOTAL SECURITIES SOLD SHORT (PROCEEDS $5,289,798) ....                                 $    4,668,599
                                                                                            ===============


 CURRENCY ABBREVIATIONS:
 CAD--  Canadian Dollar
 EUR--  European Unit
 GBP--  British Pound
 JPY--  Japanese Yen



*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
aSee Note 3 regarding investments in the "Sweep  Money Fund."
bSee note 1(e) regarding securities segregated with broker for securities sold short.
(R)See note 7 regarding restricted securities.
+See note 8 regarding holdings of 5% voting securities.

                       See notes to financial statements.

MUTUAL BEACON FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $3,656,169,519) ............................   $4,346,317,490
  Non controlled affiliates (cost $224,608,037) .........................      248,226,703 $4,594,544,193
                                                                            --------------
 Cash ...................................................................                       2,684,477
 Foreign cash, at value (cost $18,568,072) ..............................                      17,837,595
 Receivables:
  Investment securities sold ............................................                       9,047,044
  Capital shares sold ...................................................                       6,586,636
  Dividends and interest ................................................                       6,927,316
 Unrealized gain on forward exchange contracts (Note 6) .................                      11,914,557
 Deposits with broker for securities sold short .........................                       3,756,753
                                                                                           --------------
      Total assets ......................................................                   4,653,298,571
                                                                                           --------------
Liabilities:
 Payables:
  Investment securities purchased .......................................                      18,662,578
  Capital shares redeemed ...............................................                       5,829,684
  To affiliates .........................................................                       4,448,729
 Securities sold short, at value (proceeds $5,289,798) ..................                       4,668,599
 Unrealized loss on forward exchange contracts (Note 6) .................                       4,202,500
 Accrued expenses .......................................................                         508,781
                                                                                           --------------
       Total liabilities ................................................                      38,320,871
                                                                                           --------------
Net assets, at value ....................................................                  $4,614,977,700
                                                                                           ==============
Net assets consist of:
 Undistributed net investment income ....................................                   $   2,430,452
 Net unrealized appreciation ............................................                     721,481,874
 Accumulated net realized gain ..........................................                      22,250,861
 Capital shares .........................................................                   3,868,814,513
                                                                                           --------------
Net assets, at value ....................................................                  $4,614,977,700
                                                                                           ==============

MUTUAL BEACON FUND
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001



CLASS Z:
 Net asset value and maximum offering price per share
  ($3,090,827,353 / 236,790,173 shares outstanding) ...................   $13.05
                                                                          ======
CLASS A:
 Net asset value per share
  ($977,557,856 / 75,137,829 shares outstanding) ......................   $13.01
                                                                          ======
 Maximum offering price per share ($13.01 / 94.25%) ...................   $13.80
                                                                          ======
CLASS B:
 Net asset value and maximum offering price per share
  ($64,512,415 / 5,039,127 shares outstanding)* .......................   $12.80
                                                                          ======
CLASS C:
 Net asset value per share
  ($482,080,076 / 37,246,199 shares outstanding)* .....................   $12.94
                                                                          ======
 Maximum offering price per share ($12.94 / 99.00%) ...................   $13.07
                                                                          ======


*Redemption price per share is equal to net asset value less any applicable sales charge.


                       See notes to financial statements.

MUTUAL BEACON FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


Investment Income:
 Dividends ...............................................................    $  52,471,569
 Interest ................................................................       51,190,598
                                                                              --------------
      Total investment income ............................................                    $103,662,167
Expenses:
 Management fees (Note 3) ................................................       27,274,805
 Administrative fees (Note 3) ............................................        3,554,601
 Distribution fees (Note 3)
  Class A ................................................................        3,146,503
  Class B ................................................................          391,285
  Class C ................................................................        4,581,928
 Transfer agent fees (Note 3) ............................................        3,770,500
 Custodian fees ..........................................................          326,000
 Reports to shareholders .................................................          106,300
 Registration and filing fees ............................................          104,500
 Professional fees .......................................................          432,800
 Directors' fees and expenses ............................................          133,100
 Dividends for securities sold short .....................................          572,525
 Other ...................................................................           45,800
                                                                              --------------
      Total expenses .....................................................                      44,440,647
                                                                                              -------------
           Net investment income .........................................                      59,221,520
                                                                                              -------------
Realized and unrealized gains (losses):
  Net realized gain from:
   Investments ...........................................................      236,407,869
   Foreign currency transactions .........................................        6,756,780
                                                                              --------------
      Net realized gain                                                                         243,164,649
  Net unrealized appreciation (depreciation) on:
   Investments ...........................................................      (98,381,556)
   Translation of assets and liabilities denominated
    in foreign currencies ................................................       41,826,279
                                                                              --------------
      Net unrealized depreciation ........................................                     (56,555,277)
                                                                                              -------------
Net realized and unrealized gain .........................................                     186,609,372
                                                                                              -------------
Net increase in net assets resulting from operations .....................                    $245,830,892
                                                                                              =============

                       See notes to financial statements.

MUTUAL BEACON FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                                                  2001            2000
                                                                            ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................  $   59,221,520 $   57,624,040
  Net realized gain from investments and foreign currency transactions ...     243,164,649    654,809,042
  Net unrealized depreciation on investments and translation
  of assets and liabilities denominated in foreign currencies ............     (56,555,277)  (172,533,576)
                                                                            ------------------------------
      Net increase in net assets resulting from operations ...............     245,830,892    539,899,506
Distributions to shareholders from:
 Net investment income:
  Class Z ................................................................     (43,985,857)   (90,757,683)
  Class A ................................................................     (10,478,965)   (19,769,078)
  Class B ................................................................        (436,136)      (332,574)
  Class C ................................................................      (2,248,038)    (8,541,438)
  Net realized gains:
  Class Z ................................................................    (209,971,145)  (384,878,708)
  Class A ................................................................     (64,099,567)   (94,827,449)
  Class B ................................................................      (3,724,612)    (2,100,352)
  Class C ................................................................     (32,280,791)   (53,647,952)
                                                                            ------------------------------
Total distributions to shareholders ......................................    (367,225,111)  (654,855,234)
Capital share transactions (Note 2):
  Class Z ................................................................     118,192,707    (93,326,735)
  Class A ................................................................     254,481,558     17,025,227
  Class B ................................................................      49,746,758     10,009,048
  Class C ................................................................      76,867,205    (28,709,619)
                                                                            ------------------------------
Total capital share transactions .........................................     499,288,228    (95,002,079)
   Net increase (decrease) in net assets .................................     377,894,009   (209,957,807)
Net assets:
 Beginning of year .......................................................   4,237,083,691  4,447,041,498
                                                                            ------------------------------
 End of year .............................................................  $4,614,977,700 $4,237,083,691
                                                                            ==============================
Undistributed net investment income included in net assets:
 End of year .............................................................  $    2,430,452 $  (13,640,897)
                                                                            ==============================


                                            See notes to financial statements.

MUTUAL BEACON FUND
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Beacon Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities in the U.S. and other countries. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities, it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

MUTUAL BEACON FUND
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include price movements in the underlying securities, the possibility there may be an illiquid options market, or the inability of the counterparties to fulfill their obligations under the contract.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

MUTUAL BEACON FUND
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2001, there were 1.55 billion Fund shares authorized ($0.001 par value) of which 750 million, 300 million, 200 million, and 300 million were designated as Class Z, Class A, Class B, and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------
                                                                2001                        2000
                                                    ---------------------------------------------------------
                                                         SHARES      AMOUNT          SHARES      AMOUNT
                                                    ---------------------------------------------------------
CLASS Z SHARES:
Shares sold ......................................   14,920,544 $ 208,059,733      10,621,493  $ 147,750,923
Shares issued on reinvestment of distributions ...   18,039,889   236,048,835      33,763,042    442,950,241
Shares redeemed ..................................  (23,568,837) (325,915,861)    (49,499,252)  (684,027,899)
                                                    ---------------------------------------------------------
Net increase (decrease) ..........................    9,391,596 $ 118,192,707      (5,114,717) $ (93,326,735)
                                                    =========================================================

                                                                    YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------
                                                                2001                         2000
                                                    ---------------------------------------------------------
                                                         SHARES      AMOUNT          SHARES      AMOUNT
                                                    ---------------------------------------------------------
CLASS A SHARES:
Shares sold ......................................   28,019,817 $ 390,386,173      11,013,420  $ 153,078,632
Shares issued on reinvestment of distributions ...    5,476,534    71,282,073       8,329,643    108,901,321
Shares redeemed ..................................  (15,135,050) (207,186,688)    (17,666,421)   244,954,726)
                                                    ---------------------------------------------------------
Net increase .....................................   18,361,301 $ 254,481,558       1,676,642  $   7,025,227
                                                    =========================================================

MUTUAL BEACON FUND
Notes to Financial Statements (CONTINUED)



2. CAPITAL STOCK (CONT.)

                                                                    YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------
                                                                2001                         2000
                                                     --------------------------------------------------------
                                                         SHARES      AMOUNT          SHARES      AMOUNT
                                                     --------------------------------------------------------
CLASS B SHARES:
Shares sold ......................................    3,639,805  $ 49,880,303         684,210  $   9,384,735
Shares issued on reinvestment of distributions ...      301,562     3,831,562         177,192      2,286,269
Shares redeemed ..................................     (296,216)   (3,965,107)       (121,472)    (1,661,956)
                                                     --------------------------------------------------------
Net increase .....................................    3,645,151  $ 49,746,758         739,930  $  10,009,048
                                                     ========================================================

                                                                    YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------
                                                                2001                         2000
                                                     --------------------------------------------------------
                                                         SHARES      AMOUNT          SHARES      AMOUNT
                                                     --------------------------------------------------------
CLASS C SHARES:
Shares sold ......................................    8,345,100  $115,343,161       3,673,225  $  50,401,630
Shares issued on reinvestment of distributions ...    2,448,722    31,784,934       4,389,810     57,145,620
Shares redeemed ..................................   (5,145,141)  (70,260,890)     (9,913,396)  (136,256,869)
                                                     --------------------------------------------------------
Net increase (decrease) ..........................    5,648,681  $ 76,867,205      (1,850,361) $ (28,709,619)
                                                     ========================================================


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers or directors of Franklin Mutual Advisers, LLC, (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Franklin Advisers Inc. The Fund earned $1,235,079 of dividend income from investment in the Sweep Money Fund.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Management fees were reduced on assets invested in the Sweep Money Fund in an amount equivalent to the expenses imposed by the Sweep Money Fund.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
       --------------------------------------------------------------
         0.150%   First $200 million
         0.135% Over $200 million, up to and including $700 million 0.100% Over $700 million, up to and including $1.2 billion
         0.075%   Over $1.2 billion

MUTUAL BEACON FUND
Notes to Financial Statements (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00%, and 1.00% per year of the average daily net asset of Class A, Class B, and Class C shares, respectively. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the period of $386,940 and $83,027, respectively.


4. INCOME TAXES

At December 31, 2001, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                 Cost of investments ....................   $3,889,592,003
                                                            ===============
                 Unrealized appreciation ................      837,388,682
                 Unrealized depreciation ................     (132,436,492)
                                                            ---------------
                 Net unrealized appreciation ............   $  704,952,190
                                                            ===============

                 Undistributed ordinary income ..........   $   11,757,688
                 Undistributed long term capital gains ..       29,180,247
                                                            ---------------
                 Distributable earnings .................   $   40,937,935
                                                            ===============

The tax character of distributions paid during the year ended December 31, 2001 and 2000, was as follows:

                 DISTRIBUTIONS PAID FROM:                          2001          2000
                                                               ---------------------------
                 Ordinary income
                   Class Z ................................    $ 70,451,222   $230,727,335
                   Class A ................................      17,952,836     54,253,637
                   Class B ................................         753,094      1,095,897
                   Class C ................................       6,094,115     28,051,916
                 Long-term capital gain
                   Class Z ................................     183,505,781    244,909,057
                   Class A ................................      56,625,696     60,342,889
                   Class B ................................       3,407,653      1,337,029
                   Class C ................................      28,434,714     34,137,474
                                                               ---------------------------
                                                               $367,225,111   $654,855,234
                                                               ===========================

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, and foreign currency transactions.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

MUTUAL BEACON FUND
Notes to Financial Statements (CONTINUED)



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001 aggregated $2,143,129,210 and $2,260,181,136, respectively.

Transactions in options written during the year ended December 31, 2001 were as follows:

                                                          NUMBER
                                                       OF CONTRACTS     PREMIUM
                                                       -------------------------
Options outstanding at December 31, 2000 ............       --        $       --
Options written .....................................    1,222          335,418
Options terminated in closing transactions ..........     (206)         (83,197)
Options exercised ...................................   (1,016)        (252,221)
                                                       -------------------------
Options outstanding at December 31, 2001 ............       --        $       --
                                                       =========================


6. FORWARD EXCHANGE CONTRACTS

At December 31, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                          IN       SETTLEMENT       UNREALIZED
CONTRACTS TO BUY:                                                     EXCHANGE FOR     DATE         GAIN (LOSS)
-----------------                                                     -----------------------------------------
 10,500,000   Danish Krone ...................................   U.S. $ 1,239,289    1/16/02  U.S.  $   17,093
  6,600,000   European Unit ..................................   GBP    4,150,614     2/4/02           159,658
  3,500,000   European Unit ..................................   SEK   33,829,250    2/21/02           105,721
170,427,802   Swedish Krona ..................................         16,029,026    2/21/02           171,669
  8,774,522   British Pounds .................................         12,503,694    3/25/02           205,011
                                                                                                    -----------
                                                                                                       659,152
                                                                                                    -----------

CONTRACTS TO SELL:
------------------
121,680,862   Danish Krone ...................................   U.S. $14,861,561    1/16/02           301,790
 36,425,806   European Unit ..................................         32,777,530    1/16/02           365,827
 85,356,906   South African Rand .............................         10,041,398    1/23/02         2,963,809
 18,400,000   European Unit ..................................         16,496,624     2/4/02           136,827
 59,345,847   British Pounds .................................         86,481,957     2/4/02           295,281
104,083,373   Canadian Dollars ...............................         67,394,704    2/19/02         2,211,004
189,666,224   Swedish Krona ..................................         18,556,553    2/21/02           527,073
 53,740,053   European Unit ..................................         48,564,929    2/27/02           822,332
 50,561,445   Canadian Dollars ...............................         32,651,425    2/28/02           988,026
 36,960,145   European Unit ..................................         33,695,352    3/18/02           883,461
 17,245,025   European Unit ..................................         15,836,311    3/25/02           530,855
 57,850,957   British Pounds .................................         84,056,317    3/25/02           267,052
122,045,000   Norwegian Krone ................................         13,545,184    4/15/02           107,571
 12,214,484   Swiss Franc ....................................          7,443,000    6/13/02            83,537

MUTUAL BEACON FUND
Notes to Financial Statements (CONTINUED)



6. FORWARD EXCHANGE CONTRACTS (CONT.)

                                                                          IN      SETTLEMENT        UNREALIZED
CONTRACTS TO SELL (CONT.):                                           EXCHANGE FOR    DATE           GAIN (LOSS)
--------------------------                                           -------------------------------------------
4,299,896,381 Japanese Yen ..................................   U.S. $ 33,340,702    6/21/02   U.S.   $ 229,792
   37,500,000 Swiss Franc ...................................          22,625,800    9/13/02              8,703
                                                                     ------------                   ------------
                                                                U.S. $538,369,347                    10,722,940
                                                                     ============                   ------------
         Net unrealized gain on offsetting
         forward exchange contracts .........................                                           532,465
                                                                                                    ------------
            Unrealized gain on forward exchange contracts ...                                  U.S. $11,914,557
                                                                                                    ============

CONTRACTS TO BUY:
-----------------
  8,388,056   Canadian Dollars ..............................   U.S.  $ 5,302,832    2/19/02   U.S.   $ (49,693)
 22,527,507   Swedish Krona .................................           2,145,936    2/21/02             (4,437)
  3,500,000   Canadian Dollars ..............................           2,217,154    2/28/02            (25,328)
  1,827,614   European Unit .................................           1,634,435    3/25/02            (12,375)
 10,800,000   British Pounds ................................          15,663,510    3/25/02            (21,175)
  8,000,000   Norwegian Krone ...............................             887,410    4/15/02             (6,580)
                                                                     ------------                   ------------
                                                                U.S.  $27,851,277                      (119,588)
                                                                     ============                   ------------

CONTRACTS TO SELL:
------------------
 68,669,893   Danish Krone ..................................   U.S.  $ 8,157,565    1/16/02            (59,158)
 17,050,000   European Unit .................................          15,156,256    1/16/02            (44,843)
 62,256,193   British Pounds ................................          90,214,382    1/16/02           (304,190)
  7,500,000   British Pounds ................................          10,891,875    1/24/02             (7,878)
 61,412,722   European Unit .................................          53,774,782     2/4/02           (828,461)
 36,790,897   British Pounds ................................          52,304,992     2/4/02         (1,125,623)
115,550,000   Swedish Krona .................................          10,922,137    2/21/02            (61,929)
 45,753,699   European Unit .................................          40,264,417    2/27/02           (383,112)
    975,782   Canadian Dollars ..............................             609,902    2/28/02               (977)
 50,732,222   European Unit .................................          44,471,644    5/21/02           (475,956)
  5,211,952   Swiss Franc ...................................           3,135,952    6/13/02             (4,350)
 40,782,943   Japanese Yen ..................................             313,534    6/21/02               (511)
                                                                     ------------                   ------------
                                                                U.S. $330,217,438                    (3,296,988)
                                                                     ============                   ------------
         Net unrealized loss on offsetting forward
         exchange contracts .................................                                          (785,924)
                                                                                                    ------------
            Unrealized loss on forward exchange contracts ...                                        (4,202,500)
                                                                                                    ------------
              Net unrealized gain on forward
              exchange contracts ............................                                  U.S.  $7,712,057
                                                                                                    ============

MUTUAL BEACON FUND
Notes to Financial Statements (CONTINUED)



7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 2001 are as follows:

                                                                     ACQUISITION
NUMBER OF SHARES                             ISSUER                     DATE          COST          VALUE
--------------------------------------------------------------------------------------------------------------
         1       Lancer Industries Inc., B ........................      8/11/89    $     5,129    $   512,821
    53,350       Montpelier Re Holdings Ltd. ......................     12/11/01      5,335,000      5,335,000
10,862,000       Nippon Investment LLC ............................      2/14/01     10,862,000     10,862,000
   106,700       Olympus Re Holdings Ltd. .........................     12/19/01     10,670,000     10,670,000
   488,750       Security Capital European Realty .................       4/8/98      9,775,000      7,162,631
   100,000       White Mountains Insurance Group Inc. (Restricted).       6/1/01     20,000,000     33,060,000
                                                                                                   -----------
TOTAL RESTRICTED SECURITIES (1.46% OF NET ASSETS) .................                                $67,602,452
                                                                                                   ===========

8. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at December 31, 2001 were as shown below.

                                    NUMBER OF                             NUMBER OF
                                    SHARES OR                             SHARES OR
                                    PRINCIPAL                              PRINCIPAL                                    REALIZED
                                   AMOUNT HELD    GROSS       GROSS      AMOUNT HELD    VALUE       INVESTMENT INCOME   CAPITAL
NAME OF ISSUER                    DEC. 31, 2000 ADDITIONS   REDUCTIONS   DEC. 31, 2001 DEC. 31,2001 1/1/01-12/31/01    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Fine Host Corp. ................        507,977          --          --        507,977 $  5,028,972                --          --
Franklin Institutional Fiduciary
  Trust Money Market Portf .......           -- 191,670,149          --    191,670,149  191,670,149        $1,235,079          --
Kindred Healthcare Inc. ..........           --     766,537     (89,299)       677,238   33,455,557                -- $ 1,387,939
Kindred Healthcare Inc., wts.,
  Series A, 4/20/06 ..............           --     121,432          --        121,432    2,307,208                --          --
Kindred Healthcare Inc., wts.,
  Series B, 4/20/06 ..............           --     303,580          --        303,580    4,902,817                --          --
Kindred Healthcare Operating Inc.,
   senior secured note,
  FRN, 4/18/08                               --  16,589,942 (16,589,942)            --           --                --     249,157
Nippon Investment LLC ............   10,862,000          --          --     10,862,000   10,862,000                --          --
Van Melle NV .....................      821,500          --    (821,500)            --            *                --  20,675,218
Wellsford Real Properties Inc. ...      791,610          --    (791,610)            --            *                --  (7,800,461)
                                                                                       -------------------------------------------
TOTAL NON CONTROLLED AFFILIATES ..                                                     $248,226,703        $1,235,079 $14,511,853
                                                                                       ===========================================

*As of December 31, 2001, no longer an affiliate.

REPORT OF ERNST AND YOUNG LLP
INDEPENDENT AUDITORS
To the Board of Directors of Franklin Mutual Series Fund, Inc. and Shareholders of Mutual Beacon Fund


We have audited the accompanying statement of assets and liabilities of Mutual Beacon Fund, a portfolio of Franklin Mutual Series Fund, Inc. ("Fund"), including the statement of investments, as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Beacon Fund, a portfolio of Franklin Mutual Series Fund, Inc., at December 31, 2001, the results of its operations for the year then ended, and the changes in net assets and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                         /S/ ERNST AND YOUNG LLP

Boston, Massachusetts
February 1, 2002

MUTUAL BEACON FUND
Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $267,035,565 as a capital gain dividend for the fiscal year ended December 31, 2001.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 26.06% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2001.

DIRECTORS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each director will serve until that person's successor is elected and qualified.


INDEPENDENT DIRECTORS                                 NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDWARD I. ALTMAN, Ph.D. (60) Director  Since 1987          6          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Max L. Heine Professor of Financing and Vice Director, NYU Salomon Center, Stern
School of Business, New York University; editor and author of numerous financial publications; and financial consultant.
------------------------------------------------------------------------------------------------------------------------------------
ANN TORRE GRANT (43)         Director  Since 1994          6          Independent Director, USA Education, Inc. (Sallie Mae), and
51 John F. Kennedy Pkwy.                                              Condor Technology Solutions, Inc. (information technology
Short Hills, NJ 07078-2702                                            consulting).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Independent strategic and financial consultant; and FORMERLY Executive Vice
President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, USAirways, Inc. (until
1995).
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (78)    Director  Since 1996         31          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-present); and FORMERLY, Chairman and Director, Precise Power
Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc.
(1994-1997), and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE A. MACPHERSON (71)     Director  Since 1974          6          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired, former Chairman, A.A. MacPherson, Inc., Canton, MA (representative for electrical manufacturers), and Partner/Owner McKinstry Inc., Chicopee, MA
(manufacturer of electrical enclosures).
------------------------------------------------------------------------------------------------------------------------------------

                                                       NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (72)        Director  Since 1996         31          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer,
Landmark Banking Corporation (1969-1978), Financial Vice President, Florida
Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta
(1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (71)       Director  Since 1998         11          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (76)           Director  Since 1996         11          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages various personal investments); and
FORMERLY, President, F.N.C. Textiles, Inc., and Chairman of the Board, Carolace
Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (55)          Director  Since 1991         13          Director, El Oro Mining and Exploration Company, PLC and The
51 John F. Kennedy Pkwy.                                              Exploration Company, PLC.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED DIRECTORS AND OFFICERS                      NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**PETER A. LANGERMAN (46)    Chairman  Chairman of         6          None
51 John F. Kennedy Pkwy.     of the    the Board
Short Hills, NJ 07078-2702   Board     since 2001
                             and       and
                             Director  Director
                                       since 1989

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chief Executive Officer, Franklin Mutual Advisers, LLC.
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (76)    Director  Since 1996         16          None
One Parker Plaza, 9th Floor
Fort Lee, NJ 07024

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Resources, Inc. and Franklin Private Client
Group, Inc.; and President, Franklin Advisory Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------


                                                       NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED   BY DIRECTOR*     OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------
**DAVID J. WINTERS (39)      President Since 2001          6          None
51 John F. Kennedy Pkwy.     and
Short Hills, NJ 07078-2702   Director

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Chief Investment Officer, Franklin Mutual Advisers, LLC.
----------------------------------------------------------------------------------------------
DAVID P. GOSS (54)           Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
----------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)        Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
----------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)      Treasurer Since 2000        None         None
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 19 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)       Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906     and
                             Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset
Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------



*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**William J. Lippman is considered an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Mr. Langerman and Mr. Winters are considered interested persons of the Fund under the federal securities laws due to their positions as officers of Franklin Mutual Advisers, LLC., the Fund's advisor.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

[logo omitted]
Franklin Templeton Investments

One Franklin Parkway
San Mateo, CA  94403-1906



ANNUAL REPORT
MUTUAL BEACON FUND

CHAIRMAN OF THE BOARD
Peter A. Langerman

PRESIDENT
David J. Winters

AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA  02116

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current
Mutual Beacon Fund prospectus, which contains more complete information including risk factors, charges and expenses.
To ensure the highest quality of
service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

476 A2001 02/02  [recycle logo omitted] Printed on recycled paper